Disclosure of other nonoperating expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Foreign exchange gain	$ 76	$ 155	$ (2,772)
Gain on derivative liability	0	5	1,478
Finance income	41	88	229
Royalty and other	(472)	(675)	(804)
Other expenses	$ (355)	$ (427)	$ (1,869)